Employee benefits - Summary of Group's Liabilities for Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	€ 6,847	€ 6,612
Interest cost	118	50
Current service cost	712	531
Benefits paid	(748)	(534)
Actuarial Gains and Losses	(890)	150
Exchange rate differences	89	38
Ending balance	6,128	6,847
Recognized in the consolidated income statement	780	579
Recognized in the other comprehensive income	(841)	151
Trattamento Fine Rapporto
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	5,895	5,791
Interest cost	55	18
Current service cost	497	402
Benefits paid	(603)	(476)
Actuarial Gains and Losses	(908)	160
Ending balance	4,936	5,895
Recognized in the consolidated income statement	551	419
Recognized in the other comprehensive income	(908)	160
Jubilee Benefits
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	253	239
Interest cost	3	2
Current service cost	31	27
Benefits paid	(25)	(13)
Actuarial Gains and Losses	(49)	(2)
Ending balance	213	253
Recognized in the consolidated income statement	(16)	28
Beneficio por Retiro / Terminacion
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	659	552
Interest cost	60	29
Current service cost	178	95
Benefits paid	(114)	(32)
Actuarial Gains and Losses	68	(23)
Exchange rate differences	89	38
Ending balance	940	659
Recognized in the consolidated income statement	238	123
Recognized in the other comprehensive income	68	(23)
Severance Payment Slovakia
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	40	30
Interest cost		1
Current service cost	6	7
Benefits paid	(6)	(13)
Actuarial Gains and Losses	(1)	15
Ending balance	39	40
Recognized in the consolidated income statement	6	8
Recognized in the other comprehensive income	€ (1)	€ 15